Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (85,534)	$ (181,636)	$ (592,753)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	77,308	68,529	59,351
Loss on disposal of assets	291	292	46
Loss (gain) on fair value remeasurement of contingent consideration	2,919	(218)	19,405
Stock-based compensation	35,318	89,839	489,474
Change in fair value of derivative warrant liabilities	534	(10,132)	11,412
Non-cash interest expense, net	258	689	2,444
Non-cash lease expense	3,929	6,029
Gain on lease termination		(642)
Loss on lease abandonment		281
Amortization of contract cost	1,009	862	808
Deferred income taxes	(444)	(113)	(13,409)
Provision for expected credit losses	2,518	2,186	1,465
Gain from equity method investment	(3,106)	(3,358)
Loss on abandonment of assets	11,226
(Gain) loss on foreign currency remeasurement	(5,571)	5,577	192
Changes in operating assets and liabilities
Effect of business combinations			(22,411)
Accounts receivable	(33,173)	8,370	(25,771)
Contract asset	1,610	(19,491)	(11,906)
Prepaid expenses	(8,643)	(7,120)	(20,563)
Other current assets	1,156	4,986	3,350
Other assets	(1,495)	(2,122)	(1,702)
Accounts payable	22,065	15,743	9,577
Accrued expenses	(3,513)	7,147	20,858
Deferred revenue	906	14,939	4,050
Other current liabilities	(1,936)	12,519	2,218
Operating lease liabilities	(3,672)	(6,395)
Other liabilities	916	(10,216)	557
Net cash provided by (used in) operating activities	14,876	(3,455)	(63,308)
Cash flows from investing activities:
Purchases of property and equipment	(3,569)	(5,967)	(6,417)
Capitalization of internally developed software costs	(44,158)	(41,387)	(26,920)
Distributions from (contribution to) equity method investments	1,555	(7,871)
Equity investments without readily determinable fair values		(150)
Repayment of executive loan notes			4,738
Purchases of intangible assets	(1,416)	(196)	(25)
Acquisition of business, net of cash acquired	0	(20)	(103,871)
Proceeds from disposal of assets	18	770	176
Net cash used in investing activities	(47,570)	(54,821)	(132,319)
Cash flows from financing activities:
Proceeds from merger with dMY Technology Group, Inc. II			276,341
dMY Technology Group, Inc. II transaction costs			(24,828)
Capitalization of Genius equity issuance costs			(20,217)
PIPE financing, net of equity issuance costs			316,800
Issuance of common stock in connection with additional equity offering, net of equity issuance costs			254,774
Issuance of B shares			2
Preference shares payout and Incentive Securities Catch-Up Payment			(313,162)
Repayment of loans and mortgage	(21)	(21)	(96,959)
Proceeds from exercise of Public Warrants	6,812		17,613
Repayment of promissory notes	(7,387)
Net cash (used in) provided by financing activities	(596)	(21)	410,364
Effect of exchange rate changes on cash, cash equivalents and restricted cash	63	(5,061)	(4,140)
Net (decrease) increase in cash, cash equivalents and restricted cash	(33,227)	(63,358)	210,597
Cash, cash equivalents and restricted cash at beginning of period	159,020	222,378	11,781
Cash, cash equivalents and restricted cash at end of period	125,793	159,020	222,378
Supplemental disclosure of cash activities:
Cash paid during the period for interest	8	798	887
Cash paid during the period for income taxes	4,490	2,054	3,542
Supplemental disclosure of noncash investing and financing activities:
Acquisition of common shares by subsidiary in connection with warrant redemptions	17,653
Promissory notes arising from equity method investments	0	14,688
Issuance of common stock in connection with business combinations	$ 10,157	$ 17,452
Preferred share accretion			11,327
Conversion of preference shares to common stock			69,272
Warrants acquired as part of merger with dMY Technology Group, Inc. II			84,664
Exercise of Private Placement Warrants			$ 65,876